Commitments and contingencies	12 Months Ended
Dec. 31, 2011
Commitments and contingencies
19.	Commitments and contingencies

Operating lease commitments

Elster Group has operating leases for buildings, vehicles, machinery and office equipment. These leases do not have renewal options at the end of the lease term.

Future minimum lease payments under non-cancellable operating leases at December 31, 2011 are:

2012	$5,205
2013	4,505
2014	3,597
2015	2,183
2016	1,411
More than five years	$1,638

Expenses arising from operating leases were $7,632, $6,067 and $4,941 in 2011, 2010 and 2009, respectively. The minimum lease payments for operating lease agreements during 2011, 2010 and 2009 were $1,840, $1,041, $827, contingent lease payments were $3,420, $2,876 and $3,844 in 2011, 2010 and 2009.

Legal claims

Various legal actions, including lawsuits for product liabilities or patent infringement, are pending or may be instituted or asserted against Elster Group’s subsidiaries. Legal disputes are subject to many uncertainties. Elster Group has recorded a liability for disputes in which we determine that a loss is probable and the amount can be reasonably estimated, this amount is not material to our financial statements as of December 31, 2011. Additionally, legal contingencies that are not probable but are reasonably possible are not material to our financial statements as of December 31, 2011.

Other commitments

Elster Group had outstanding letters of credit and surety bonds of $149,107 at December 31, 2011, including $54,172 guarantees outstanding under the RCF guarantee facility and $94,935 guarantees and surety bonds outstanding under other agreements.